Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-4
Entity Registrant Name	SABINE PASS LIQUEFACTION, LLC
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	4924
Entity Tax Identification Number	27-3235920
Entity Address, Address Line One	700 Milam Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	375-5000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001499200
Amendment Flag	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Zach Davis
Entity Address, Address Line One	700 Milam Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	375-5000